Effect of Reverse Stock Split (Detail) (USD $)	10 Months Ended										10 Months Ended
	Dec. 31, 2012	May 31, 2013 Common stock, Class A [Member]	May 21, 2013 Common stock, Class A [Member]	Dec. 31, 2012 Common stock, Class A [Member]	May 31, 2013 Common stock, Class B [Member]	May 21, 2013 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class C [Member]	Dec. 31, 2012 Common stock, Class D [Member]	Sep. 30, 2012 Common stock, Class D [Member]	Dec. 31, 2012 After Stock Split [Member]	Dec. 31, 2012 After Stock Split [Member] Common stock, Class A [Member]	Dec. 31, 2012 After Stock Split [Member] Common stock, Class B [Member]	Dec. 31, 2012 After Stock Split [Member] Common stock, Class C [Member]	Dec. 31, 2012 After Stock Split [Member] Common stock, Class D [Member]
Subsequent Event [Line Items]
Common stock	120,105,557	27,623,629	27,623,629	70,121,378	3,813,885	3,813,884	31,464,548	16,020,338	2,499,293	3,120,000	14,558,246	8,499,558	3,813,885	1,941,859	302,945
(Loss) income per common share, basic and diluted	$ (0.11)										$ (0.93)
Weighted average common shares outstanding, basic and diluted	103,037,842										12,489,435